Related Party Transactions (Details) - USD ($)							1 Months Ended	12 Months Ended
	Dec. 19, 2025	Sep. 15, 2025	Jul. 31, 2025	May 19, 2025	Oct. 02, 2024	Nov. 09, 2022	May 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 09, 2022
Related Party Transaction [Line Items]
Shares issued (in shares)							5,750,000
Paid amount							$ 25,000
Exceeds price per share (in dollars per share)								$ 12.00
Trading days								20 days
Borrowings								$ 0	$ 0
Convertible, Workiva Capital Loans								$ 1,500,000
Forfeiture of Class B ordinary shares		1,000,000
Non-voting private placement units
Related Party Transaction [Line Items]
Shares issued (in shares)			130,000					130,000
Shares issued			$ 1,300,000					$ 1,300,000
Exceeds price per share (in dollars per share)			$ 10.00					$ 10.00
Business combination
Related Party Transaction [Line Items]
Price per unit (in dollars per share)								$ 10.00
Exceeds price per share (in dollars per share)			$ 10.00
Trading days								30 days
Trading days
Related Party Transaction [Line Items]
Trading days						20 days
Sponsor
Related Party Transaction [Line Items]
Shares issued					$ 25,000
Repurchased shares (in shares)					3,737,500
Initial shares amount					$ 25,000
Price per unit (in dollars per share)							$ 0.003
Exceeds price per share (in dollars per share)								$ 10.00
Trading days						30 days
Sponsor | Non-voting sponsor investors
Related Party Transaction [Line Items]
Shares issued (in shares)	1,368,421		1,368,421					1,368,421
Related Party
Related Party Transaction [Line Items]
Promissory note								$ 0	235,806	$ 300,000
Due to related party								$ 57,922	$ 0
Founder shares
Related Party Transaction [Line Items]
Shares issued (in shares)					5,750,000		7,666,667
Repurchased shares (in shares)					5,750,000
Initial shares amount							$ 25,000
Forfeiture shares (in shares)							1,000,000
Class B ordinary shares
Related Party Transaction [Line Items]
Shares issued (in shares)				5,750,000	5,750,000	3,737,500
Shares issued						$ 25,000
Class B ordinary shares | Founder shares
Related Party Transaction [Line Items]
Shares issued (in shares)				7,666,667
Repurchased shares (in shares)					5,750,000
Class A ordinary shares
Related Party Transaction [Line Items]
Exceeds price per share (in dollars per share)						$ 12.00